CONSOLIDATED SEGMENT DATA	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
CONSOLIDATED SEGMENT DATA

17. CONSOLIDATED SEGMENT DATA

Selected information by segment is presented in the following tables for the six months ended June 30, 2025 and 2024.

	Six Months Ended June 30, 2025 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)
Revenues (1)
TIT Segment	$17,570	$60,795
CBT Segment	17,585,251	18,017,752
	$17,602,821	$18,078,547

(1)	Revenues by operating segments exclude intercompany transactions.

	Six Months Ended June 30, 2025 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)
Income (loss) from operations
TIT Segment	$(12,408)	$(31,306)
CBT Segment	(3,603,384)	483,559
Corporate and others (2)	(568,339)	(576,609)
(Loss) from operations	(4,184,131)	(124,356)
Corporate other income, net	(8,444)	1,069,057
Corporate interest income	985	1,630
Corporate interest expense	(467,239)	(352,240)
(Loss) income before income taxes	(4,658,829)	594,091
Income tax expense	(20,720)	(5,347)
Net (loss) income	(4,679,549)	588,744
Less: Loss attributable to the non-controlling interest	-	-
Net (loss) income attributable to the Company	$(4,679,549)	$588,744

(2)	Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash compensation by segment for the six months ended June 30, 2025 and 2024 are as follows:

	Six Months Ended June 30, 2025 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)

Non-cash compensation:
Corporate and others	$-	$136,000
	$-	$136,000

Depreciation and amortization by segment for six months ended June 30, 2025 and 2024 are as follows:

	Six Months Ended June 30, 2025 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)
Depreciation:
TIT Segment	$-	$9,942
CBT Segment	798,369	1,119,782
	$798,369	$1,129,724

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

	Six Months Ended June 30, 2025 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers:
TIT Segment	$(3,536)	$4,378
CBT Segment	3,996,583	1,693,100
	$3,993,047	$1,697,478

	Six Months Ended June 30, 2025 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)
Inventory obsolescence (reversal) provision:
TIT Segment	$116	$(1,055)
CBT Segment	(5,052)	11,791
	$(4,936)	$10,736

Total assets by segment as of June 30, 2025 and December 31, 2024 are as follows:

	June 30, 2025 (Unaudited)	December 31, 2024
Total assets
TIT Segment	$109,530	$84,501
CBT Segment	29,105,883	34,261,293
Corporate and others	1,100,866	782,951
	$30,316,279	$35,128,745

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS